SIGNIFICANT ACCOUNTING POLICIES - Certain Risks and Concentrations (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
	Apr. 10, 2015	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Certain Risks and Concentrations
Revenue from Contract with Customer, Excluding Assessed Tax		$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	$ 1,771	$ 1,357	$ 699
Recent Accounting Pronouncements
Change in excess tax benefits from stock-based awards										$ 2	2	2
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Interest Rate Risk
Reference rate										LIBOR
Applicable margin (as a percent)	2.50%									1.75%
Revolving Credit Facility [Member] | Base Rate [Member]
Interest Rate Risk
Reference rate										Base Rate
Applicable margin (as a percent)	1.50%									0.75%
Minimum | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Interest Rate Risk
Applicable margin (as a percent)										1.25%
Minimum | Revolving Credit Facility [Member] | Base Rate [Member]
Interest Rate Risk
Applicable margin (as a percent)										0.25%
Maximum | Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Interest Rate Risk
Applicable margin (as a percent)										2.50%
Maximum | Revolving Credit Facility [Member] | Base Rate [Member]
Interest Rate Risk
Applicable margin (as a percent)										1.50%
Vacation Ownership
Certain Risks and Concentrations
Revenue from Contract with Customer, Excluding Assessed Tax										$ 1,149	786	194
Sales Revenue | Geographic Concentration Risk | Vacation Ownership
Certain Risks and Concentrations
Revenue from Contract with Customer, Excluding Assessed Tax										$ 779	$ 539	$ 235